Unaudited Condensed Consolidated Balance Sheets - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Current Assets:
Cash and cash equivalents		$ 17,346,121	$ 10,140,032
Accounts receivable		6,543,735	8,651,612
Prepayments, prepaid expenses and other current assets		7,263,566	8,481,387
Deferred compensation expense		1,172,600	1,587,603
Total Current Assets		32,372,195	30,289,442
Property and equipment, net		3,993	4,767
Prepayments, prepaid expenses and other non-current assets		839,667	830,389
Deferred compensation expense- non-current		544,176	1,130,476
Operating lease right-of-use assets, net		67,115	104,129
Total Assets		33,827,146	32,359,203
Current Liabilities:
Accounts payable		1,262,074	1,106,686
Advances from customers		8,045,440	7,427,910
Accrued expenses and other liabilities		10,054,288	11,018,723
Operating lease liability-current		67,115	77,596
Taxes payable		9,075	9,213
Total Current Liabilities		22,115,133	19,731,187
Operating lease liability-noncurrent			26,533
Total Liabilities		22,115,133	19,757,720
COMMITMENTS AND CONTINGENCIES (Note 12)
Equity:
Additional paid-in capital		61,911,764	59,279,198
Accumulated deficit		(55,970,549)	(51,419,154)
Total Shareholders’ Equity		5,958,105	7,876,877
Non-controlling interest		5,753,908	4,724,606
Total Equity		11,712,013	12,601,483
Total Liabilities and Equity		33,827,146	32,359,203
Related Party
Current Assets:
Due from related parties		46,173	1,428,808
Current Liabilities:
Due to related parties		2,677,141	91,059
Class A Ordinary Shares
Equity:
Ordinary Shares value	[1]	16,640	16,583
Class B Ordinary Shares
Equity:
Ordinary Shares value		$ 250	$ 250

[1]	excluding the Pre-delivery shares of 630,000 Class A Ordinary Shares, effectively returned and cancelled on May 4, 2026, pursuant to notice given on April 30, 2026 (Note 7)